Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum purchase commitments	¥ 800.0	$ 114.9